Supplementary Oil And Gas Information (Costs Not Subject to Depletion Or Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 1,068	$ 1,295
Canada [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	598	716
United States [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 470	$ 579